Derivatives and Fair Value Measurements (Details 1) AUD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 AUD
Derivative Instruments, Gain (Loss) [Line Items]
Monetization of foreign currency hedge positions	$ 0.0		$ 0.0	$ 151.8
Gain (loss) recognized in other comprehensive income on derivative (effective portion)	(295.4)		(585.3)	162.5
Gain (loss) reclassified from other comprehensive income into income (effective portion)	(47.9)	[1]	174.3	400.0
Gain (loss) reclassified from other comprehensive income into income (ineffective portion)	(1.7)		(0.5)	(4.7)
Gains realized on previously monetized foreign currency cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain reclassified to earnings for previously monetized foreign currency forward contracts	136.9
Commodity swap contracts [Member] | Operating costs and expenses [Member] | Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income on derivative (effective portion)	(194.5)		12.5	14.5
Gain (loss) reclassified from other comprehensive income into income (effective portion)	(20.6)		11.9	48.3
Gain (loss) reclassified from other comprehensive income into income (ineffective portion)	(1.7)		(0.5)	(4.7)
Foreign currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | AUD					AUD 3,191.1
Foreign currency forward contracts [Member] | Fair value hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | AUD					0.0
Foreign currency forward contracts [Member] | Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | AUD					3,191.1
Foreign currency forward contracts [Member] | Economic hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | AUD					AUD 0.0
Foreign currency forward contracts [Member] | Operating costs and expenses [Member] | Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income on derivative (effective portion)	(100.9)		(597.8)	148.0
Gain (loss) reclassified from other comprehensive income into income (effective portion)	(27.3)	[1]	162.4	351.7
Gain (loss) reclassified from other comprehensive income into income (ineffective portion)	$ 0.0		$ 0.0	$ 0.0

[1]	Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $136.9 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.